Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) ¥ in Millions	Sep. 30, 2020 JPY (¥)
Financing receivable, recorded investment [Line items]
2020	¥ 544,797
2019	248,386
2018	194,110
2017	37,872
2016	43,933
2015 or earlier	60,386
Revolving	410,281
Total loans	1,539,765
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	106,020
2019	31,372
2018	12,902
2017	4,309
2016	4,707
2015 or earlier	11,192
Revolving	682
Total loans	171,184
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	16,179
2019	30,941
2018	20,957
2017	9,673
2016	22,947
2015 or earlier	7,555
Revolving	7,299
Total loans	115,551
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2020	1,382
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans	1,382
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	35,342
2019	107,155
2018	10,054
2017	6,774
2016	1,247
2015 or earlier	22,805
Revolving
Total loans	183,377
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	6,537
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans	6,537
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	147,268
2019	25,390
2018	2,388
2017
2016	768
2015 or earlier	9,608
Revolving	31
Total loans	185,453
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020
2019	244
2018
2017
2016	1,200
2015 or earlier
Revolving
Total loans	1,444
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	34,429
2019	49,151
2018	79,001
2017	17,087
2016	8,885
2015 or earlier	9,094
Revolving	205,008
Total loans	402,655
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019	3,917
2018
2017
2016
2015 or earlier	31
Revolving
Total loans	3,948
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	54,135	[1]
2019		[1]
2018		[1]
2017		[1]
2016		[1]
2015 or earlier		[1]
Revolving		[1]
Total loans	54,135	[1]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020		[1]
2019		[1]
2018		[1]
2017		[1]
2016		[1]
2015 or earlier		[1]
Revolving		[1]
Total loans		[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2020	143,295	[1]
2019	136	[1]
2018		[1]
2017		[1]
2016		[1]
2015 or earlier		[1]
Revolving	196,744	[1]
Total loans	340,175	[1]
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2020		[1]
2019		[1]
2018		[1]
2017		[1]
2016		[1]
2015 or earlier		[1]
Revolving		[1]
Total loans		[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	8	[1]
2019	33	[1]
2018	12	[1]
2017	29	[1]
2016	4,179	[1]
2015 or earlier	88	[1]
Revolving	517	[1]
Total loans	4,866	[1]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	202	[1]
2019	47	[1]
2018	68,796	[1]
2017		[1]
2016		[1]
2015 or earlier	13	[1]
Revolving		[1]
Total loans	69,058	[1]
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	307,423
2019	56,762
2018	15,290
2017	4,309
2016	5,475
2015 or earlier	20,800
Revolving	713
Total loans	410,772
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
2020	16,179
2019	31,185
2018	20,957
2017	9,673
2016	24,147
2015 or earlier	7,555
Revolving	7,299
Total loans	116,995
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
2020	143,295
2019	136
2018
2017
2016
2015 or earlier
Revolving	196,744
Total loans	340,175
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
2020	1,382
2019
2018
2017
2016
2015 or earlier
Revolving
Total loans	1,382
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	69,779
2019	156,339
2018	89,067
2017	23,890
2016	14,311
2015 or earlier	31,987
Revolving	205,525
Total loans	590,898
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
2020	6,739
2019	3,964
2018	68,796
2017
2016
2015 or earlier	44
Revolving
Total loans	¥ 79,543

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.